Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 38.4%
BlackRock Advantage Emerging Markets Fund, Class K	555,374	$5,531,525
BlackRock Tactical Opportunities Fund, Class K	816,728	11,622,034
Diversified Equity Master Portfolio	$55,418,620	55,418,620
International Tilts Master Portfolio	$10,960,764	10,960,764
iShares Developed Real Estate Index Fund, Class K	332,203	3,129,346
iShares MSCI EAFE Small-Cap ETF(b)	89,072	5,640,930

		92,303,219

Fixed-Income Funds — 50.2%
BlackRock Diversified Fixed Income Fund, Class K	10,480,844	100,406,481
BlackRock High Yield Bond Portfolio, Class K	145,728	1,030,295
iShares TIPS Bond ETF	178,114	19,131,225

		120,568,001

Security	Shares	Value

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	1,299,346	$1,299,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	26,302,031	26,302,031

		27,601,897

Total Investments — 100.1% (Cost: $186,443,137)		240,473,117

Liabilities in Excess of Other Assets — (0.1)%		(291,066)

Net Assets — 100.0%		$240,182,051

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$5,320,481	$—		$—		$—	$211,044	$5,531,525	555,374	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,299,978	(a)	—		16	(128)	1,299,866	1,299,346	672	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	11,046,629	15,255,402	(a)	—		—	—	26,302,031	26,302,031	268,442		—

BlackRock Diversified Fixed Income Fund, Class K	96,294,912	5,866,964		—		—	(1,755,395)	100,406,481	10,480,844	1,221,023		—

BlackRock High Yield Bond Portfolio, Class K	2,157,887	37,106		(1,164,123)		80,067	(80,642)	1,030,295	145,728	30,138		—

BlackRock Tactical Opportunities Fund, Class K	10,854,310	—		—		—	767,724	11,622,034	816,728	—		—

Diversified Equity Master Portfolio	50,354,959	—		(506,009	)(a)(c)	2,686,675	2,882,995	55,418,620	$55,418,620	168,482		—

International Tilts Master Portfolio	10,353,349	61,590	(a)(c)	—		76,332	469,493	10,960,764	$10,960,764	61,590		—

iShares Developed Real Estate Index Fund, Class K	2,613,498	526,000		—		—	(10,152)	3,129,346	332,203	—		—

iShares MSCI EAFE Small-Cap ETF	5,513,557	—		—		—	127,373	5,640,930	89,072	—		—

iShares TIPS Bond ETF	16,782,521	2,357,426		—		—	(8,722)	19,131,225	178,114	—		—

						$2,843,090	$2,603,590	$240,473,117		$1,750,347		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	55	06/18/24	$6,094	$18,188
S&P/TSE 60 Index	12	06/20/24	2,377	36,244
E-mini Russell 2000 Index	52	06/21/24	5,579	138,766
Euro Stoxx 50 Index	43	06/21/24	2,343	52,864
MSCI EAFE Index	39	06/21/24	4,596	14,619
MSCI Emerging Markets Index	56	06/21/24	2,937	(27,629)
S&P 500 E-Mini Index	9	06/21/24	2,389	54,900
S&P 500 Micro E-Mini Index	149	06/21/24	3,955	68,265
5-Year U.S. Treasury Note	41	06/28/24	4,388	4,761

				360,978

Short Contracts
U.S. Long Bond	19	06/18/24	2,288	(35,626)
Ultra U.S. Treasury Bond	25	06/18/24	3,225	(28,278)

				(63,904)

				$297,074

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,704	EUR	37,000	Deutsche Bank AG	06/20/24	$699
USD	187,629	JPY	27,289,000	Deutsche Bank AG	06/20/24	5,171

						5,870

AUD	10,667,789	USD	7,090,474	JPMorgan Chase Bank N.A.	06/20/24	(123,561)
CAD	3,195,169	USD	2,376,635	Nomura International PLC	06/20/24	(15,121)
CAD	3,209,204	USD	2,387,075	Nomura International PLC	06/20/24	(15,188)
EUR	4,290,000	USD	4,719,590	Morgan Stanley & Co. International PLC	06/20/24	(76,711)

						(230,581)

						$(224,711)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	4,445	$ 372,242	$—	$372,242

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$25,923,835	$—	$—	$25,923,835
Fixed-Income Funds	120,568,001	—	—	120,568,001
Money Market Funds	27,601,897	—	—	27,601,897

	$174,093,733	$—	$—	174,093,733

Investments Valued at NAV(a)				66,379,384

				$240,473,117

Derivative Financial Instruments(b)
Assets
Equity Contracts	$312,794	$425,106	$—	$737,900
Foreign Currency Exchange Contracts	—	5,870	—	5,870
Interest Rate Contracts	22,949	—	—	22,949
Liabilities
Equity Contracts	(27,629)	—	—	(27,629)
Foreign Currency Exchange Contracts	—	(230,581)	—	(230,581)
Interest Rate Contracts	(63,904)	—	—	(63,904)

	$244,210	$200,395	$—	$444,605

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Portfolio Abbreviation (continued)

AUD	Australian Dollar	SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3